BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 24,383	$ 56,456
Accounts Receivable	0	44,379
Prepaid expenses	113,967	9,951
Total current assets	138,350	110,786
Fixed Assets
Furniture and equipment	43,622	46,883
Accumulated depreciation	(43,133)	(30,893)
Total furniture and equipment, net	489	15,990
Oil & gas properties, net of impairment	0	2,787,986
Accumulated depletion and accretion	0	(2,166,643)
Total oil & gas properties, net	0	621,343
Intangible assets	17,630,000	0
Management fee receivable - affiliate	0	137,556
Total Assets	17,768,839	885,675
Current Liabilities
Accounts payable	590,870	420,559
Accrued liabilities	374,281	746,491
Accrued liabilities - related parties	0	1,489,973
Liability for unauthorized preferred stock issued	9,283	9,283
Note payable (net of unamortized deferred financing costs)	0	564,263
Note payable (net of debt discount) - affiliate	896,500	0
Asset retirement obligation	0	76,850
Total current liabilities	1,870,934	3,307,419
Other Liabilities
Asset retirement obligation	0	7,141
Total long term liabilities	0	7,141
Total Liabilities	1,870,934	3,314,560
Stockholders Equity (Deficit)
Common stock, $0.001 par value, 300,000,000 shares authorized, 5,206,174 shares and 823,278 shares issued and outstanding at December 31, 2017 and 2016, respectively	5,206	823
Receivable for stock subscription	(4,800,000)	0
Additional paid-in capital	87,552,737	35,825,876
Accumulated deficit	(66,861,036)	(46,140,750)
Total Victory Energy Corporation stockholders equity (deficit)	15,897,905	(10,314,051)
Noncontrolling interest	0	7,885,166
Total stockholders equity (deficit)	15,897,905	(2,428,885)
Total Liabilities and Stockholders Equity (Deficit)	17,768,839	885,675
Preferred Series B stock, $0.001 par value, 800,000 shares authorized, 800,000 shares and 0 shares issued and outstanding for December 31, 2017 and 2016, respectively
Stockholders Equity (Deficit)
Preferred stock	800	0
Preferred Series C stock, $0.001 par value, 810,000 shares authorized, 180,000 and 0 shares issued and outstanding for December 31, 2017 and 2016, respectively
Stockholders Equity (Deficit)
Preferred stock	180	0
Preferred Series D stock, $0.001 par value, 20,000 shares authorized, 20,000 shares and 0 shares issued and 18,333 and 0 shares outstanding for December 31, 2017 and 2016, respectively
Stockholders Equity (Deficit)
Preferred stock	$ 18	$ 0